Derivatives (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Derivatives [Abstract]
Schedule of Derivative Liabilities	The following table summarizes the Company’s derivative liabilities:
	June 30, 2024	December 31, 2023
Kips Bay 2023 Note – warrants	$1,387,459	$1,441,346
Cyber One 2023 Note – warrants	1,387,459	1,441,346
Total derivative liabilities	$2,774,918	$2,882,692
The following table summarizes the Company’s derivative liabilities as of December 31, 2023 and 2022:
	December 31, 2023			December 31, 2022
	Bifurcated Conversion Options	Warrants	Total Derivatives Liabilities	Bifurcated Conversion Options	Warrants	Total Derivatives Liabilities
Kips Bays Note	$—	$—	$—	$52,176	$—	$52,176
Alpha Carta Note 2	—	—	—	35,898	8,351	44,249
Alpha Carta Note 3	—	—	—	82,951	5,635	88,586
Kips Bay 2023 Note	N/A	1,441,346	1,441,346	—	—	—
Cyber One 2023 Note	N/A	1,441,346	1,441,346	—	—	—
Total derivative liabilities	$—	$2,882,692	$2,882,692	$171,025	$13,986	$185,011